Original Issue Discount Senior Secured Convertible Promissory Note (Details Textual 1)	1 Months Ended			12 Months Ended
	Dec. 29, 2013 USD ($) $ / shares $ / warrant shares	Dec. 21, 2012 USD ($) Tradingdays $ / shares $ / warrant shares	Dec. 29, 2011 USD ($) Tradingdays $ / shares $ / warrant shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2009 $ / shares
Debt Instrument [Line Items]
Number of shares issued to holders | shares				18,794,940
Exercise price of warrants | $ / shares						$ 1.05
Reduction in exercise price of warrants | $ / warrant		0.25
Warrant
Debt Instrument [Line Items]
Number of common stock called by warrants | shares	3,385,300	3,385,300	3,385,300
Exercise price of warrants | $ / shares	$ 0.25	$ 0.5	$ 1.25
Reduction in exercise price of warrants | $ / warrant	0.10	0.25	0.50
Original Issue Discount Senior Secured Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes	$ 2,400,000	$ 2,000,000	$ 2,660,000
Debt instrument converted amount			$ 260,000
Aggregate principal amount converted into shares | shares			1,040,000
Debt conversion shares issued | shares			1,300,000
Debt instrument convertible conversion price | $ / shares			$ 0.25
Interest conversion rate		90.00%
Trading days | Tradingdays		20
Interest rate on quarterly basis		10.00%
Accrued interest expense		$ 60,000
Debt Instrument, Maturity Date	Dec. 31, 2013	Dec. 31, 2012
Debt instrument extended maturity date	Dec. 31, 2014	Dec. 31, 2013
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 1
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes			$ 2,000,000
Remaining principal amount of 2009 notes			$ 400,000
Principal amount outstanding for the note maturing on December 31, 2014					$ 2,400,000
Debt Instrument, Maturity Date			Dec. 31, 2011
Debt instrument extended maturity date			Dec. 31, 2012
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 2
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes			$ 2,000,000
Debt instrument convertible conversion price | $ / shares			$ 0.25
Initial conversion price | $ / shares			$ 1.00
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 3
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes			$ 400,000	$ 2,400,000
Interest conversion rate			10.00%
Trading days | Tradingdays			20
Aggregate interest payment				$ 700,000
Interest rate on quarterly basis			90.00%